Taxes (Details 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	$ 922	$ 965
Recognized deferred tax liabilites	1,470
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	125
Recognized deferred tax liabilites	(635)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	53
Recognized deferred tax liabilites	(1,070)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	56
Recognized deferred tax liabilites	(809)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	76
Recognized deferred tax liabilites	685
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	64
Recognized deferred tax liabilites	705
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	548
Recognized deferred tax liabilites	$ 2,594